Segregated Funds - Investments for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Equity securities	$ 12,250	$ 9,974
Debt securities	85,618	81,955
Cash, cash equivalents and short-term securities	14,841	13,873
Other assets	7,753	7,021
Other liabilities	25,905	26,292
Total assets	398,455	370,721
Investments for account of segregated fund holders	166,566	148,786
Investments for account of segregated fund holders
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	144,766	126,867
Equity securities	1,149	1,049
Debt securities	532	773
Cash, cash equivalents and short-term securities	3	3
Other assets	8
Other liabilities		3
Investments for account of segregated fund holders	146,458	128,689
Investments for account of segregated fund holders, insurance contracts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Segregated and mutual fund units	15,628	15,084
Equity securities	2,512	3,113
Debt securities	1,741	1,607
Cash, cash equivalents and short-term securities	302	394
Mortgages	6	7
Other assets	41	52
Total assets	20,230	20,257
Investments for account of segregated fund holders	20,108	20,097
Investment for account of segregated fund holders, insurance contracts, liabilities arising from investing activities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Less: Liabilities arising from investing activities	$ 122	$ 160